AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Aerospace & Defense — 5.2%
Boeing Co. (The)*	534,352	$136,110,141
Air Freight & Logistics — 2.4%
Expeditors International of Washington, Inc.	592,570	63,813,863
Beverages — 3.3%
Monster Beverage Corp.*	963,609	87,775,144
Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc.*	124,928	59,108,434
Capital Markets — 2.6%
FactSet Research Systems, Inc.	104,849	32,355,353
SEI Investments Co.	620,223	37,790,187
		70,145,540
Communications Equipment — 1.8%
Cisco Systems, Inc.	912,206	47,170,172
Energy Equipment & Services — 1.5%
Schlumberger NV	1,456,415	39,599,924
Entertainment — 3.7%
Walt Disney Co. (The)*	531,360	98,046,547
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.*	43,489	32,135,762
Health Care Technology — 1.4%
Cerner Corp.	504,260	36,246,209
Hotels, Restaurants & Leisure — 4.5%
Starbucks Corp.	611,478	66,816,201
Yum China Holdings, Inc. (China)(a)	331,203	19,610,530
Yum! Brands, Inc.	288,983	31,262,181
		117,688,912
Household Products — 1.3%
Colgate-Palmolive Co.	430,172	33,910,459
Interactive Media & Services — 12.7%
Alphabet, Inc. (Class A Stock)*	42,100	86,832,092
Alphabet, Inc. (Class C Stock)*	42,217	87,331,353
Facebook, Inc. (Class A Stock)*	550,654	162,184,122
		336,347,567
Internet & Direct Marketing Retail — 11.2%
Alibaba Group Holding Ltd. (China), ADR*	511,346	115,937,479
Amazon.com, Inc.*	57,857	179,014,186
		294,951,665
IT Services — 6.3%
Automatic Data Processing, Inc.	98,632	18,589,173
Visa, Inc. (Class A Stock)(a)	697,051	147,586,608
		166,175,781
Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	158,911	61,031,359
Machinery — 5.3%
Deere & Co.	373,396	139,702,380
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 6.1%
Novartis AG (Switzerland), ADR(a)	933,486	$79,794,383
Novo Nordisk A/S (Denmark), ADR	263,854	17,789,037
Roche Holding AG (Switzerland), ADR(a)	1,542,650	62,569,884
		160,153,304
Semiconductors & Semiconductor Equipment — 6.8%
NVIDIA Corp.	225,975	120,654,832
QUALCOMM, Inc.	439,220	58,236,180
		178,891,012
Software — 17.6%
Autodesk, Inc.*	436,834	121,068,543
Microsoft Corp.	452,592	106,707,616
Oracle Corp.	1,456,109	102,175,168
salesforce.com, Inc.*	440,067	93,236,995
Workday, Inc. (Class A Stock)*	163,478	40,612,840
		463,801,162

Total Long-Term Investments (cost $1,421,671,415)		2,622,805,337
Short-Term Investments — 7.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	16,185,604	16,185,604
PGIM Institutional Money Market Fund (cost $185,249,037; includes $185,227,240 of cash collateral for securities on loan)(b)(wa)	185,333,812	185,241,144

Total Short-Term Investments (cost $201,434,641)		201,426,748

TOTAL INVESTMENTS—107.1% (cost $1,623,106,056)		2,824,232,085

Liabilities in excess of other assets — (7.1)%		(186,562,052)

Net Assets — 100.0%		$2,637,670,033

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,779,322; cash collateral of $185,227,240 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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